Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,242,242.00
Total Fee Amount	195.08
Total Offset Amount	0.00
Net Fee	$ 195.08
Offering Table N/A
Offset Table N/A	N/A